Credit risk (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total [member]
Credit risk [line items]
At end of period	€ 36,891	€ 35,582	€ 27,479
Non-due [member]
Credit risk [line items]
At end of period	26,208	21,630	15,590
Up to 30 days [member]
Credit risk [line items]
At end of period	5,395	6,920	6,434
31-60 days [member]
Credit risk [line items]
At end of period	1,479	1,765	1,885
61-90 days [member]
Credit risk [line items]
At end of period	931	1,526	490
91-180 days [member]
Credit risk [line items]
At end of period	1,512	1,614	2,008
More than 180 days [member]
Credit risk [line items]
At end of period	€ 1,366	€ 2,127	€ 1,072